UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
April 30, 2026

WESTERN ASSET
MUNICIPAL HIGH INCOME
FUND INC. (MHF)

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

Fund objective
The Fund seeks high current income exempt from federal income taxes.

The Fund seeks to achieve its investment objective by investing primarily in intermediate- and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest in municipal obligations rated below investment grade or unrated (commonly referred to as “junk bonds”), if determined to be of equivalent quality, without limit.
What’s inside

II
Western Asset Municipal High Income Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Municipal High Income Fund Inc. for the six-month reporting period ended April 30, 2026. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
May 29, 2026
Western Asset Municipal High Income Fund Inc.

III

Performance review
For the six months ended April 30, 2026, Western Asset Municipal High Income Fund Inc. returned 1.36% based on its net asset value (NAV)i and 0.07% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexii, returned 1.29% for the same period.
Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During this six-month period, the Fund made distributions to shareholders totaling $0.20 per share. As of April 30, 2026, the Fund estimates that 70% of the distributions were sourced from net investment income and 30% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2026. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2026 (unaudited)
Price Per Share	6-Month Total Return**
$6.89 (NAV)	1.36%†
$6.85 (Market Price)	0.07%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Municipal High Income Fund Inc.

Looking for additional information?
The Fund is traded under the symbol “MHF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XMHFX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Municipal High Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
May 29, 2026
RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. High yield bonds, known as “junk bonds,” involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies
Western Asset Municipal High Income Fund Inc.

V

Performance review (cont’d)
invest. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Municipal High Income Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

25%
20%
15%
10%
5%
0%
As of April 30, 2026
As of October 31, 2025
19.2
19.5
16.8
17.3
11.1
11.3
9.4
9.6
9.4
9.4
8.2
7.2
7.3
7.2
5.7
4.1
5.2
5.5
1.4
1.4
0.9
0.9
0.5
0.5
0.3
0.6
0.0
1.1
4.6
4.4
Industrial revenue
Transportation
Health care
Leasing
Special tax obligation
Water & sewer
Education
State general obligation
Local general obligation
Power
Housing
Other
Pre-refunded/escrowed to maturity
Special obligation
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of April 30, 2026, and October 31, 2025. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.3%
Alabama — 5.1%
Black Belt Energy Gas District, AL, Gas Project Revenue, Series D-1, Refunding	5.500%	2/1/29	$200,000	$209,993 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,598,585
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,069,252
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,044,522
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	290,000	281,513 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	233,527 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	371,775
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	525,000	543,469 (a)(b)
Series D	5.000%	9/1/35	1,400,000	1,508,903
Total Alabama				7,861,539
Alaska — 0.7%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	252,848 (c)
Northern Tobacco Securitization Corp., AK, Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	212,103
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/36	400,000	406,135
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/50	180,000	175,106
Total Alaska				1,046,192
Arizona — 4.9%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	386,684 (d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	809,037 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	252,482 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	600,000	606,104 (a)(b)(c)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	$1,000,000	$1,000,384 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	468,524 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	190,218 (d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,000,172 (d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,200,203
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,591,406
Total Arizona				7,505,214
California — 11.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	600,000	618,730
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	503,512
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,500,000	1,535,443 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	521,887 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	250,000	260,860 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,300,000	1,379,517 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	550,000	598,544
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	500,000	540,572 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	392,023 (d)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	709,334 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.000%	9/1/60	500,000	511,188
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	717,830 (d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/36	250,000	252,490 (d)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	$500,000	$504,394
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bonds, Series A, BAM	4.000%	12/1/45	750,000	741,679
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,211,785
Series C	7.000%	11/1/34	2,000,000	2,394,505
Series C	6.500%	11/1/39	2,000,000	2,423,571
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	300,000	315,741
Community Facilities District No 2023-1	5.625%	9/1/53	525,000	535,760
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	1,000,000	995,813 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	200,000	201,507
Total California				17,866,685
Colorado — 1.4%
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	250,226 (a)(b)
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	400,000	400,774
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	148,792
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	500,384
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	300,000	324,141 (d)
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	501,032
Total Colorado				2,125,349
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	$500,000	$515,474
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	608,300
Total Connecticut				1,123,774
District of Columbia — 0.4%
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	600,000	648,522 (c)
Florida — 5.4%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	2,500,000	2,182,551 (c)
Series 2022	5.500%	9/1/52	1,000,000	1,036,452 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A	5.000%	6/15/40	650,000	652,088
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	150,000	134,008
Miami-Dade County, FL, EFA Revenue:
University of Miami, Series 2026	5.000%	4/1/37	100,000	113,456
University of Miami, Series 2026	5.000%	4/1/47	100,000	104,831
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	763,239 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	103,132 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	255,275
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	200,000	191,612
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	365,734
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,517,288
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	90,671
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	324,704
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3 *(e)(f)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	$350,000	$356,893 (d)
Total Florida				8,191,937
Georgia — 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	358,426
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	256,535
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	250,000	245,348
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	257,225
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	152,212
Series C	5.000%	9/1/30	250,000	264,843 (a)(b)
Total Georgia				1,534,589
Hawaii — 0.2%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	350,000	312,567
Illinois — 13.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,002,424
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	900,000	829,806
Series A	5.000%	12/1/39	1,250,000	1,248,181
Series C, Refunding, AG	5.000%	12/1/32	1,750,000	1,813,851
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	572,777
Series A	5.500%	1/1/49	150,000	150,252
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	513,143 (c)
Senior Lien, Series G	5.000%	1/1/42	500,000	502,369 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,001,521
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	513,186
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	300,920
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series B, Refunding	5.000%	1/1/38	$500,000	$505,332
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	1,260,000	1,298,248
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	250,000	261,668 (d)
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	250,000	238,027 (d)
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	350,000	362,272 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	263,494
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	304,730
Series A	5.000%	3/1/37	1,250,000	1,325,225
Series A	5.000%	3/1/46	500,000	510,171
Series A, Refunding	5.000%	10/1/29	1,100,000	1,152,582
Series A, Refunding	5.000%	10/1/30	550,000	575,266
Series B, Refunding	5.000%	9/1/27	400,000	411,211
Series D	5.000%	11/1/27	1,150,000	1,186,154
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	346,045
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	500,000	477,690
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	900,007
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	249,920
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,287,086
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	978,733
Total Illinois				21,082,291
Indiana — 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	476,466
Marion General Hospital, Series A	4.000%	7/1/45	200,000	177,470
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	205,857
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	$1,000,000	$1,079,112
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	1,100,000	1,064,233 (c)(d)
Total Indiana				3,003,138
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	130,705
Kentucky — 0.8%
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	200,000	211,654 (a)(b)
Series C, Refunding	5.000%	5/1/36	900,000	957,406
Total Kentucky				1,169,060
Louisiana — 1.5%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	706,408
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	441,055
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	399,498 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	249,758 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	503,269 (a)(b)
Total Louisiana				2,299,988
Maryland — 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	311,736
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	406,045 (c)
Maryland State Health & Higher EFA Revenue, Frederick Health System, Refunding	4.000%	7/1/40	300,000	287,087
Total Maryland				1,004,868
Massachusetts — 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	503,247
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	534,782
Total Massachusetts				1,038,029
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.1%
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	$700,000	$779,545
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	340,651
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	230,979
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	15,000	15,036
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	252,123 (c)
Total Michigan				1,618,334
Missouri — 1.8%
Missouri State HEFA Revenue, Series A, Refunding	5.250%	2/1/44	700,000	728,383
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,001,992
Total Missouri				2,730,375
Nebraska — 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	479,929
Nevada — 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	300,042 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	483,261 (d)
Total Nevada				783,303
New Hampshire — 1.4%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	350,000	354,080
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	850,000	938,174
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	800,000	789,027
Total New Hampshire				2,081,281
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 5.5%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	$1,500,000	$1,501,702 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	658,701 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA, Refunding	5.000%	6/15/42	4,000,000	4,358,242
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,030,913
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	700,000	757,913
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	150,330
Total New Jersey				8,457,801
New Mexico — 0.4%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	400,000	425,364 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	231,795
Total New Mexico				657,159
New York — 10.8%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	735,000	792,525
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	287,167 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	274,091
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	231,975
Series A-2	5.000%	5/15/30	400,000	427,964 (a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	738,873
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	278,167
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,319,312
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	456,345
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Liberty Development Corp. Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	$700,000	$542,900
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,205,961 (d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	750,000	704,868
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/33	750,000	766,199 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	400,000	440,054 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	300,000	317,828 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	250,000	240,341 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,220,995 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	477,599
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	152,176 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	350,000	332,780 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	98,614 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	300,111 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	498,204 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	939,320 (c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Troy, NY, Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	$500,000	$485,510
Total New York				16,529,879
North Carolina — 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	498,508
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	600,000	457,905
Ohio — 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	635,642
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	338,345 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	140,000	141,027 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	692,211 (c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	250,000	253,369
Total Ohio				2,060,594
Oklahoma — 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	505,599
Oregon — 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	504,649
Pennsylvania — 3.7%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	339,812
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/28	135,000	135,172
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	$500,000	$483,670
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	500,000	495,812
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	565,000	613,234 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,610,986 (c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	400,000	400,781 (d)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	517,606
Total Pennsylvania				5,597,073
Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	172,000	165,803
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	437,050
Restructured, Series A-1	4.550%	7/1/40	50,000	50,076
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,888,629
Restructured, Series A-1	5.000%	7/1/58	880,000	857,652
Restructured, Series A-2	4.329%	7/1/40	530,000	525,316
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,382,092
Total Puerto Rico				6,306,618
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Subordinated Series B, AG	5.625%	7/1/65	200,000	203,750
South Carolina — 0.6%
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	370,637
South Carolina State Jobs-EDA Revenue, International Paper Company Project, Series A, Refunding	3.950%	4/1/33	600,000	598,284 (c)
Total South Carolina				968,921
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 0.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$500,000	$456,198
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	350,000	365,849
Total Tennessee				822,047
Texas — 5.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	450,000	454,727 (d)
Uplift Education, Series A, Refunding	5.000%	12/1/46	200,000	200,005
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	500,202
Austin, TX, Airport System Revenue:
Series B	5.000%	11/15/39	600,000	622,106 (c)
Series B, Refunding	5.000%	11/15/42	600,000	647,995 (c)(g)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	445,433
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/38	750,000	799,764 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,159 (c)
Series 2017	5.000%	11/1/36	20,000	20,132 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	150,000	156,270 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	400,000	340,396
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	269,492
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	707,189
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	315,610 (c)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Transportation Commission Revenue, Highway Improvement, GO, Series 2026, Refunding	5.000%	4/1/42	$2,250,000	$2,512,667 (g)
Total Texas				8,012,147
Utah — 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	359,224
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	250,054
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	554,706
Total Utah				1,163,984
Virginia — 1.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	250,772 (c)(h)
Series B, Refunding	5.000%	7/1/45	300,000	300,927 (c)(h)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	209,544
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,048,224 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	504,123 (c)
Total Virginia				2,313,590
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	530,950 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	489,341
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	370,000	363,149 (d)
Total Washington				1,383,440
West Virginia — 0.1%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	153,573 (a)(b)(c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 1.4%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	$300,000	$303,516
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	100,729
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AG	4.000%	7/1/45	600,000	557,454
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	1,000,000	1,005,118
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	207,101 (d)
Total Wisconsin				2,173,918

Total Municipal Bonds (Cost — $144,847,258)				144,408,824
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 3.3%
New York — 3.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,440,000	1,514,410
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	1,740,000	1,667,163
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,800,000	1,886,304

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,062,406)				5,067,877
Total Investments before Short-Term Investments (Cost — $149,909,664)				149,476,701

Short-Term Investments — 4.6%
Municipal Bonds — 4.6%
Illinois — 1.0%
Illinois State Finance Authority Revenue:
University of Chicago Medical Center, Series A, LOC - TD Bank N.A.	3.300%	8/1/44	100,000	100,000 (j)(k)
University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	3.300%	8/1/44	1,100,000	1,100,000 (j)(k)
University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	3.300%	8/1/43	300,000	300,000 (j)(k)
Total Illinois				1,500,000
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — continued
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Boston University Issue, Series U-6E, Refunding, LOC - TD Bank N.A.	3.100%	10/1/42	$100,000	$100,000 (j)(k)
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	3.250%	7/1/27	100,000	100,000 (j)(k)
Total Massachusetts				200,000
Michigan — 0.1%
Grand Valley State University, MI, General Revenue, Series B, Refunding, LOC - TD Bank N.A.	3.090%	12/1/31	100,000	100,000 (j)(k)
Nevada — 0.1%
Nevada State Housing Division, Multi-Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	3.000%	4/15/33	100,000	100,000 (c)(j)(k)
New York — 0.7%
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	3.450%	11/15/50	700,000	700,000 (j)(k)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.350%	8/1/40	200,000	200,000 (j)(k)
Subseries F-6, SPA - JPMorgan Chase & Co.	3.400%	6/1/44	200,000	200,000 (j)(k)
Total New York				1,100,000
Oregon — 2.4%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.300%	8/1/34	3,700,000	3,700,000 (j)(k)
Pennsylvania — 0.2%
Pennsylvania State HFA, Single Family Mortgage Revenue, Series B, SPA - TD Bank N.A.	3.500%	10/1/50	200,000	200,000 (j)(k)
Philadelphia, PA, Authority for IDR, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	3.350%	7/1/54	100,000	100,000 (j)(k)
Total Pennsylvania				300,000
Texas — 0.0%††
Houston, TX, Combined Utility System Revenue, Series B-4, Refunding, SPA - JPMorgan Chase & Co.	3.100%	5/15/34	100,000	100,000 (j)(k)

Total Municipal Bonds (Cost — $7,100,000)				7,100,000
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $53,609)	3.588%	53,609	$53,609 (l)(m)

Total Short-Term Investments (Cost — $7,153,609)			7,153,609
Total Investments — 102.2% (Cost — $157,063,273)			156,630,310
TOB Floating Rate Notes — (1.8)%			(2,730,000)
Other Liabilities in Excess of Other Assets — (0.4)%			(716,381)
Total Net Assets — 100.0%			$153,183,929

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of April 30, 2026.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $53,609 and the cost was $53,609 (Note 8).

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $157,009,664)	$156,576,701
Investments in affiliated securities, at value (Cost — $53,609)	53,609
Cash	1
Interest receivable	2,203,058
Dividends receivable from affiliated investments	75
Prepaid expenses	446,613
Total Assets	159,280,057
Liabilities:
Payable for securities purchased	3,171,401
TOB Floating Rate Notes (Note 1)	2,730,000
Investment management fee payable	69,411
Interest expense payable	19,306
Directors’ fees payable	245
Accrued expenses	105,765
Total Liabilities	6,096,128
Total Net Assets	$153,183,929
Net Assets:
Par value ($0.01 par value; 22,223,825 shares issued and outstanding; 500,000,000 shares authorized)	$222,238
Paid-in capital in excess of par value	163,175,699
Total distributable earnings (loss)	(10,214,008)
Total Net Assets	$153,183,929
Shares Outstanding	22,223,825
Net Asset Value	$6.89
See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Interest	$3,307,373
Dividends from affiliated investments	893
Total Investment Income	3,308,266
Expenses:
Investment management fee (Note 2)	421,326
Interest expense (Note 1)	42,000
Shareholder reports	35,985
Legal fees	35,398
Fund accounting fees	28,766
Audit and tax fees	24,343
Directors’ fees	24,005
Transfer agent fees	20,354
Stock exchange listing fees	6,201
Insurance	507
Custody fees	452
Miscellaneous expenses	12,075
Total Expenses	651,412
Less: Fee waivers and/or expense reimbursements (Note 2)	(28)
Net Expenses	651,384
Net Investment Income	2,656,882
Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(28,810)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(458,641)
Net Loss on Investments	(487,451)
Increase in Net Assets From Operations	$2,169,431
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$2,656,882	$5,372,734
Net realized loss	(28,810)	(734,738)
Change in net unrealized appreciation (depreciation)	(458,641)	(954,913)
Increase in Net Assets From Operations	2,169,431	3,683,083
Distributions to Shareholders From (Note 1):
Total distributable earnings	(4,530,207)	(5,330,456)
Return of capital	—	(3,540,151)
Decrease in Net Assets From Distributions to Shareholders	(4,530,207)	(8,870,607)
Fund Share Transactions:
Net proceeds from sale of shares (22,682 and 453,714 shares issued, respectively)	151,180 †	3,268,913 †
Reinvestment of distributions (24,814 and 71,392 shares issued, respectively)	172,270	496,110
Increase in Net Assets From Fund Share Transactions	323,450	3,765,023
Decrease in Net Assets	(2,037,326)	(1,422,501)
Net Assets:
Beginning of period	155,221,255	156,643,756
End of period	$153,183,929	$155,221,255

†
Net of sales charges of $1,280 and shelf registration offering costs of $7,545 for the period ended April 30, 2026 and net of sales charges of $26,472 and shelf registration offering costs of $13,604 for the year ended October 31,
2025 (Note 7).

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$7.00	$7.23	$6.75	$6.81	$8.01	$7.86
Income (loss) from operations:
Net investment income	0.12	0.25	0.26	0.26	0.26	0.26
Net realized and unrealized gain (loss)	(0.03)	(0.07)	0.58	(0.08)	(1.22)	0.15
Total income (loss) from operations	0.09	0.18	0.84	0.18	(0.96)	0.41
Less distributions from:
Net investment income	(0.20)[4]	(0.25)	(0.31)	(0.24)	(0.24)	(0.26)
Return of capital	—	(0.16)	(0.05)	—	—	—
Total distributions	(0.20)	(0.41)	(0.36)	(0.24)	(0.24)	(0.26)
Net asset value, end of period	$6.89	$7.00	$7.23	$6.75	$6.81	$8.01
Market price, end of period	$6.85	$7.05	$7.00	$6.01	$6.26	$8.44
Total return, based on NAV[5,6]	1.36%	2.64%	12.52%	2.52%	(12.20)%	5.25%
Total return, based on Market Price[7]	0.07%	6.77%	22.73%	(0.37)%	(23.25)%	21.33%
Net assets, end of period (millions)	$153	$155	$157	$146	$147	$173
Ratios to average net assets:
Gross expenses[8]	0.85%[9]	0.84%	0.77%	0.75%	0.72%	0.71%
Net expenses[8]	0.85 [9,10,11]	0.84 [10,11]	0.77 [10,11]	0.75 [10,11]	0.72 [10,11]	0.71 [10,11]
Net investment income	3.47 [9]	3.53	3.55	3.60	3.42	3.16
Portfolio turnover rate	4%	6%	20%	14%	25%	14%
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2020[1,3]	2019[1,3]	2018[1,3]	2017[1,3]	2016[1,3]
Net asset value, beginning of period	$8.04	$7.66	$7.93	$8.09	$7.97
Income (loss) from operations:
Net investment income	0.27	0.30	0.32	0.32	0.31
Net realized and unrealized gain (loss)	(0.16)	0.39	(0.28)	(0.17)	0.14
Total income (loss) from operations	0.11	0.69	0.04	0.15	0.45
Less distributions from:
Net investment income	(0.29)	(0.31)	(0.31)	(0.31)	(0.33)
Return of capital	—	—	—	—	—
Total distributions	(0.29)	(0.31)	(0.31)	(0.31)	(0.33)
Net asset value, end of period	$7.86	$8.04	$7.66	$7.93	$8.09
Market price, end of period	$7.19	$7.64	$6.91	$7.49	$7.53
Total return, based on NAV[5,6]	1.43%	9.12%	0.45%	1.92%	5.71%
Total return, based on Market Price[7]	(2.15)%	15.20%	(3.76)%	3.67%	5.09%
Net assets, end of period (millions)	$170	$174	$166	$171	$175
Ratios to average net assets:
Gross expenses	0.71%	0.68%	0.68%	0.69%	0.71%
Net expenses	0.71 [10]	0.68	0.68	0.69	0.71
Net investment income	3.43	3.86	4.09	4.06	3.87
Portfolio turnover rate	27%	16%	13%	11%	17%

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Audited, but not covered by the current report of the independent registered public accounting firm.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[7]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]
Includes expenses related to tender option bond borrowings of 0.05%, 0.06%, 0.08%, 0.04%, less than 0.005%, less than 0.005%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, for the six months ended April 30, 2026, and years ended October 31, 2025, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017 and 2016, respectively.

[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
See Notes to Financial Statements.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity. The Fund may invest in municipal obligations rated below investment grade or unrated, if determined to be of equivalent quality, without limit. Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$144,408,824	—	$144,408,824
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,067,877	—	5,067,877
Total Long-Term Investments	—	149,476,701	—	149,476,701
Short-Term Investments†:
Municipal Bonds	—	7,100,000	—	7,100,000
Money Market Funds	$53,609	—	—	53,609
Total Short-Term Investments	53,609	7,100,000	—	7,153,609
Total Investments	$53,609	$156,576,701	—	$156,630,310

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization,

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended April 30, 2026, the average daily amount of floating rate notes outstanding was $2,730,000 and weighted average interest rate was 3.06%.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. The actual source of the Fund’s fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”),
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $28, all of which was an affiliated money market fund waiver.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended April 30, 2026, such purchase and sale transactions (excluding accrued interest) were

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

$3,100,000 and $3,720,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$6,387,523
Sales	5,597,861
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$154,301,540	$2,850,377	$(3,251,607)	$(401,230)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Distributions subsequent to April 30, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/21/2026	5/29/2026	$0.0340
6/23/2026	6/30/2026	$0.0340
7/24/2026	7/31/2026	$0.0340
8/24/2026	8/31/2026	$0.0340
6. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2026, and the year ended October 31, 2025, the Fund did not repurchase any shares.
7. Capital shares
The Fund filed a registration statement with the Securities and Exchange Commission, effective July 18, 2025, authorizing the Fund to offer and sell shares of common stock
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
having an aggregate offering price of up to $75,000,000. Under the equity shelf offering program, the Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s then-current net asset value per common share. Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the net proceeds from the sale of shares on the Statement of Changes in Net Assets, if applicable. Any deferred shares remaining at the end of the life of the shelf offering period will be expensed. For the six months ended April 30, 2026, the Fund sold 22,682 shares of common stock and the proceeds from such sales were $151,180, net of offering costs and sales charges of $7,545 and $1,280, respectively. For the year ended October 31, 2025, the Fund sold 453,714 shares of common stock and the proceeds from such sales were $3,268,913, net of offering costs and sales charges of $13,604 and $26,472, respectively.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$39,764	$919,075	919,075	$905,230	905,230

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$893	—	$53,609
9. Deferred capital losses
As of October 31, 2025, the Fund had deferred capital losses of $7,157,260, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as

Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Municipal High Income Fund Inc. 2026 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Municipal High Income Fund Inc. was held on April 17, 2026 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of directors
Nominees	FOR	WITHHELD	ABSTAIN
Robert D. Agdern	18,322,159	736,952	494,776
Eileen A. Kamerick	18,486,305	607,427	460,155
Peter Mason	18,618,040	440,536	495,311
At the Meeting, Ms. Kamerick and Messrs. Agdern and Mason were each duly elected by the shareholders to serve as Class III Directors of the Fund until the 2029 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At April 30, 2026, in addition to Ms. Kamerick and Messrs. Agdern and Mason, the other Directors of the Fund were as follows:
Carol L. Colman
Anthony Grillo
Nisha Kumar
Hillary A. Sale
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2026.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
18,799,590	486,947	267,350	0

Western Asset Municipal High Income Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
Western Asset Municipal High Income Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Municipal High Income Fund Inc.

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Western Asset
Municipal High Income Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Municipal High Income Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
MHF

Western Asset Municipal High Income Fund Inc.
Western Asset Municipal High Income Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Municipal High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90031-S  6/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal High Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 25, 2026